Commitments and Contingencies (Details) $ in Millions	Dec. 31, 2015 USD ($)
Commitment Type [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 30
Operating Leases, Future Minimum Payments, Due in Two Years	24
Operating Leases, Future Minimum Payments, Due in Three Years	23
Operating Leases, Future Minimum Payments, Due in Four Years	11
Operating Leases, Future Minimum Payments, Due in Five Years	3
Operating Leases, Future Minimum Payments, Due Thereafter	19
Operating Leases, Future Minimum Payments Due, Total	110
Total Commitment, Due in Next Twelve Months	887
Total Commitment, Due in Second Year	809
Total Commitment, Due in Third Year	767
Total Commitment, Due in Fourth Year	628
Total Commitment, Due in Fifth Year	511
Total Commitment, Due Thereafter	2,527
Total Commitment	6,129
Transportation And Processing Commitments [Member]
Commitment Type [Line Items]
Less Than 1 Year	693
Other Commitment, Due in Second Year	679
Other Commitment, Due in Third Year	685
Other Commitment, Due in Fourth Year	588
Other Commitment, Due in Fifth Year	491
Other Commitment, Due after Fifth Year	2,507
Other Commitment, Total	5,643
Drilling And Field Services Commitments [Member]
Commitment Type [Line Items]
Less Than 1 Year	164
Other Commitment, Due in Second Year	106
Other Commitment, Due in Third Year	59
Other Commitment, Due in Fourth Year	29
Other Commitment, Due in Fifth Year	17
Other Commitment, Due after Fifth Year	1
Other Commitment, Total	$ 376